Cash flows from operating activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Profit (loss)	€ 227.1	€ 192.7	€ 249.8
Adjustments for:
Exceptional items	69.5	72.5	48.7
Share based payments expense	8.8	24.1	8.1
Depreciation and amortization	96.9	95.0	88.6
Loss on disposal and impairment of property, plant and equipment	1.6	1.2	0.8
Net finance costs	109.1	86.8	54.4
Taxation	50.8	60.9	71.2
Operating cash flow before changes in working capital, provisions and exceptional items	563.8	533.2	521.6
(Increase)/decrease in inventories	(1.2)	18.8	(61.7)
(Increase)/decrease in trade and other receivables	(75.0)	0.3	(38.3)
Increase in trade and other payables	68.6	42.1	5.6
Decrease in employee benefit and other provisions	(4.0)	(3.2)	(2.4)
Cash generated from operations before tax and exceptional items	552.2	591.2	424.8
Material reconciling items [member]
Adjustments for:
Exceptional items	€ 69.5	€ 72.5	€ 48.7